UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     PCM Capital, LLC

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104


13F File Number: 028-12001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:   Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

 /s/ Scott A. Bedford          San Francisco, California       February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


   No.    Form 13F File Number            Name

          None                            None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  110

Form 13F Information Table Value Total:  $348,156
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number       Name

 1.    028-11491                  Peninsula Fund, LP

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3 COLUMN 4        COLUMN 5      COLUMN 6     COLUMN 7       COLUMN 8

                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION    MGRS    SOLE      SHARED   NONE
--------------                  --------------  -----    --------  -------   --- ----  ----------    ----    ----      ------   ----

AMERICAN OIL & GAS INC NEW     COM             028723104   1,823    280,000  SH        SHARED-DEFINED                    280,000
AMERISAFE INC                  COM             03071H100   2,663    172,274  SH        SHARED-DEFINED                    172,274
AMICAS INC                     COM             001712108   1,435    488,257  SH        SHARED-DEFINED                    488,257
AMTRUST FINANCIAL SERVICES I   COM             032359309   6,605    772,500  SH        SHARED-DEFINED                    772,500
ARENA RESOURCES INC            COM             040049108   9,426    220,705  SH        SHARED-DEFINED                    220,705
ASPECT MED SYS INC             COM             045235108   1,129     60,000  SH        SHARED-DEFINED                     60,000
ASSET ACCEP CAP CORP           COM             04543P100   5,220    600,000  SH        SHARED-DEFINED                    600,000
AT ROAD INC                    COM             04648K105   1,409    193,058  SH        SHARED-DEFINED                    193,058
AUTOBYTEL INC                  COM             05275N106   3,500  1,000,000  SH        SHARED-DEFINED                  1,000,000
AUTOBYTEL INC                  COM             05275N106   3,500  1,000,000  SH             SOLE           1,000,000
BERRY PETE CO                  CL A            085789105     930     30,000  SH        SHARED-DEFINED                     30,000
BIG 5 SPORTING GOODS CORP      COM             08915P101   1,407     57,604  SH        SHARED-DEFINED                     57,604
C&D TECHNOLOGIES INC           COM             124661109   4,609    972,400  SH        SHARED-DEFINED                    972,400
CE FRANKLIN LTD                COM             125151100   2,515    250,000  SH        SHARED-DEFINED                    250,000
CEVA INC                       COM             157210105   3,333    515,172  SH        SHARED-DEFINED                    515,172
CHOLESTECH CORP                COM             170393102   5,110    277,270  SH        SHARED-DEFINED                    277,270
CHOLESTECH CORP                CL A            170393102   3,133    170,000  SH             SOLE             170,000
CHRISTOPHER & BANKS CORP       COM             171046105     910     48,788  SH        SHARED-DEFINED                     48,788
CISCO SYS INC                  COM             17275R102   2,733    100,000  SH        SHARED-DEFINED                    100,000
CONTANGO OIL & GAS COMPANY     COM NEW         21075N204   8,206    344,200  SH        SHARED-DEFINED                    344,200
CONVERA CORP                   CL A            211919105   1,477    321,732  SH        SHARED-DEFINED                    321,732
CUTERA INC                     COM             232109108   3,315    122,780  SH        SHARED-DEFINED                    122,780
CYBERSOURCE CORP               COM             23251J106   1,308    118,700  SH        SHARED-DEFINED                    118,700
CYNOSURE INC                   CL A            232577205   6,413    405,118  SH        SHARED-DEFINED                    405,118
CYNOSURE INC                   CL A            232577205   2,691    170,000  SH             SOLE             170,000
DELTA PETE CORP                COM NEW         247907207     637     27,500  SH        SHARED-DEFINED                     27,500
E Z EM INC                     COM NEW         269305405   1,425     81,584  SH        SHARED-DEFINED                     81,584
E Z EM INC                     COM NEW         269305405   1,747    100,000  SH             SOLE             100,000
ELECTROGLAS INC                COM             285324109   3,237  1,300,000  SH        SHARED-DEFINED                  1,300,000
ELECTROGLAS INC                COM             285324109   1,992    800,000  SH             SOLE             800,000
ELOYALTY CORP                  COM             290151307   6,296    335,794  SH        SHARED-DEFINED                    335,794
ELOYALTY CORP                  COM             290151307   4,875    260,000  SH             SOLE             260,000
ERESEARCHTECHNOLOGY INC        COM             29481V108   2,187    324,988  SH        SHARED-DEFINED                    324,988
ERESEARCHTECHNOLOGY INC        COM             29481V108   1,010    150,000  SH             SOLE             150,000
ETRIALS WORLDWIDE INC          COM             29786P103      52     15,000  SH        SHARED-DEFINED                     15,000
EXPLORATION CO                 COM NEW         302133202   7,834    587,285  SH        SHARED-DEFINED                    587,285
FIRST SOLAR INC                COM             336433107     746     25,000  SH        SHARED-DEFINED                     25,000
GANDER MOUNTAIN CO             COM             36471P108     903    100,000  SH        SHARED-DEFINED                    100,000
GASTAR EXPL LTD                COM             367299104   3,365  1,565,000  SH        SHARED-DEFINED                  1,565,000
GEOMET INC DEL                 COM             37250U201   3,640    350,000  SH        SHARED-DEFINED                    350,000
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW         38144H208   8,098  1,384,300  SH        SHARED-DEFINED                  1,384,300
GTSI CORP                      COM             36238K103   8,606    932,228  SH        SHARED-DEFINED                    932,228
HOOPER HOLMES INC              COM             439104100   1,345    406,488  SH        SHARED-DEFINED                    406,488
IKANOS COMMUNICATIONS          COM             45173E105   2,173    250,000  SH        SHARED-DEFINED                    250,000
IKANOS COMMUNICATIONS          COM             45173E105   3,302    380,000  SH             SOLE             380,000
INTERVOICE INC NEW             COM             461142101   1,303    170,122  SH        SHARED-DEFINED                    170,122
IONA TECHNOLOGIES PLC          SPONSORED ADR   46206P109  12,189  2,477,519  SH        SHARED-DEFINED                  2,477,519
IONA TECHNOLOGIES PLC          SPONSORED ADR   46206P109   4,428    900,000  SH             SOLE             900,000
IRIDEX CORP                    COM             462684101   1,098    123,808  SH        SHARED-DEFINED                    123,808
LIFECELL CORP                  COM             531927101   1,328     55,000  SH        SHARED-DEFINED                     55,000
LIFECELL CORP                  COM             531927101   2,414    100,000  SH             SOLE             100,000
MCDERMOTT INTL INC             COM             580037109   3,449     67,816  SH        SHARED-DEFINED                     67,816
MEDIWARE INFORMATION SYS INC   COM             584946107   3,127    374,011  SH        SHARED-DEFINED                    374,011
MEMC ELECTR MATLS INC          COM             552715104   1,761     45,000  SH        SHARED-DEFINED                     45,000
MEMC ELECTR MATLS INC          COM             552715104   2,348     60,000  SH             SOLE              60,000
MICREL INC                     COM             594793101     808     74,986  SH        SHARED-DEFINED                     74,986
MICREL INC                     COM             594793101   1,725    160,000  SH             SOLE             160,000
MICRON TECHNOLOGY INC          COM             595112103   6,980    500,000      CALL  SHARED-DEFINED                    500,000
MICROSOFT CORP                 COM             594918104  11,844    400,000      CALL  SHARED-DEFINED                    400,000
MICROSOFT CORP                 COM             594918104   2,986    100,000      CALL       SOLE             100,000
MIVA INC                       COM             55311R108   1,251    370,000  SH        SHARED-DEFINED                    370,000
MIVA INC                       COM             55311R108   2,704    800,000  SH             SOLE             800,000
MULTI FINELINE ELECTRONIX IN   COM             62541B101     203     10,000  SH        SHARED-DEFINED                     10,000
NAVIGANT CONSULTING INC        COM             63935N107     988     50,000  SH        SHARED-DEFINED                     50,000
NETOPIA INC                    COM             64114K104   2,433    350,000  SH        SHARED-DEFINED                    350,000
NETOPIA INC                    COM             64114K104   1,314    189,000  SH             SOLE             189,000
NEW YORK & CO INC              COM             649295102     719     55,000  SH        SHARED-DEFINED                     55,000
NEWFIELD EXPL CO               COM             651290108   1,838     40,000  SH        SHARED-DEFINED                     40,000
NOVATEL WIRELESS INC           COM NEW         66987M604     338     35,000  SH             SOLE              35,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106   2,094    150,000       PUT  SHARED-DEFINED                    150,000
ON SEMICONDUCTOR CORP          COM             682189105   3,785    500,000  SH             SOLE             500,000
PACIFIC SUNWEAR CALIF INC      COM             694873100   1,203     61,454  SH        SHARED-DEFINED                     61,454
PLX TECHNOLOGY INC             COM             693417107   3,912    300,000  SH        SHARED-DEFINED                    300,000
PLX TECHNOLOGY INC             COM             693417107   3,912    300,000  SH             SOLE             300,000
POMEROY IT SOLUTIONS INC       COM             731822102   1,561    205,600  SH        SHARED-DEFINED                    205,600
POWERWAVE TECHNOLOGIES INC     COM             739363109   2,580    400,000  SH             SOLE             400,000
QIMONDA AG                     SPONSORED ADR   746904101   5,253    300,000  SH        SHARED-DEFINED                    300,000
QIMONDA AG                     SPONSORED ADR   746904101   1,751    100,000  SH             SOLE             100,000
RAINMAKER SYSTEMS              COM NEW         750875304     384     51,446  SH        SHARED-DEFINED                     51,446
RAIT FINANCIAL TRUST           COM             749227104   4,846    140,535  SH        SHARED-DEFINED                    140,535
RCM TECHNOLOGIES INC           COM NEW         749360400     598     99,852  SH        SHARED-DEFINED                     99,852
SASOL LTD                      SPONSORED ADR   803866300   2,214     60,000  SH        SHARED-DEFINED                     60,000
SEAGATE TECHNOLOGY             SHS             G7945J104   5,963    225,000  SH        SHARED-DEFINED                    225,000
SEAGATE TECHNOLOGY             SHS             G7945J104   1,988     75,000  SH             SOLE              75,000
SIERRA WIRELESS INC            COM             826516106   3,093    220,000  SH             SOLE             220,000
SIMPLETECH INC                 COM             828823104   1,839    145,000  SH        SHARED-DEFINED                    145,000
SIRENZA MICRODEVICES INC       COM             82966T106   3,144    400,000  SH             SOLE             400,000
SKYWORKS SOLUTIONS INC         COM             83088M102   3,894    550,000  SH        SHARED-DEFINED                    550,000
SKYWORKS SOLUTIONS INC         COM             83088M102   4,602    650,000  SH             SOLE             650,000
SOURCE INTERLINK COS INC       COM NEW         836151209   3,656    448,021  SH        SHARED-DEFINED                    448,021
SOUTHWEST AIRLS CO             COM             844741108     766     50,000  SH        SHARED-DEFINED                     50,000
SOUTHWESTERN ENERGY CO         COM             845467109   1,227     35,000  SH        SHARED-DEFINED                     35,000
STATS CHIPPAC LTD              SPONSORED ADR   85771T104   1,440    187,500  SH        SHARED-DEFINED                    187,500
STATS CHIPPAC LTD              SPONSORED ADR   85771T104   1,344    175,000  SH             SOLE             175,000
SUNPOWER CORP                  COM CL A        867652109   4,832    130,000  SH        SHARED-DEFINED                    130,000
SUPPORTSOFT INC                COM             868587106   1,260    230,000  SH             SOLE             230,000
SYNTAX BRILLIAN CORP           COM             87163L103   1,341    155,000  SH        SHARED-DEFINED                    155,000
TALBOTS INC                    COM             874161102   4,278    177,500  SH        SHARED-DEFINED                    177,500
THORATEC CORP                  COM             885175307   2,373    135,000  SH        SHARED-DEFINED                    135,000
TOREADOR RES CORP              COM             891050106  12,885    500,000  SH        SHARED-DEFINED                    500,000
TOREADOR RES CORP              COM             891050106   8,295    321,900      CALL  SHARED-DEFINED                    321,900
TRIZETTO GROUP INC             COM             896882107     643     35,000  SH        SHARED-DEFINED                     35,000
VIGNETTE CORP                  COM NEW         926734401   4,240    248,410  SH        SHARED-DEFINED                    248,410
WEBSIDESTORY INC               COM             947685103   6,900    545,000  SH        SHARED-DEFINED                    545,000
WEBSIDESTORY INC               COM             947685103   6,963    550,000  SH             SOLE             550,000
Website Pros Inc               COM             94769V105   1,608    177,705  SH        SHARED-DEFINED                    177,705
WESTERN DIGITAL CORP           COM             958102105   3,069    150,000  SH        SHARED-DEFINED                    150,000
WESTERN DIGITAL CORP           COM             958102105   1,841     90,000  SH             SOLE              90,000
ZHONE TECHNOLOGIES INC NEW     COM             98950P108   1,703  1,300,000  SH        SHARED-DEFINED                  1,300,000
ZHONE TECHNOLOGIES INC NEW     COM             98950P108   1,030    786,379  SH             SOLE             786,379
                                                         348,156

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